UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              AIG Money Market Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-249-7445

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

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ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JULY 31, 2004
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AIG MONEY MARKET FUND

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    Face
   Amount                                      Value
    (000)                                      (000)
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 CERTIFICATES OF DEPOSIT (44.9%)
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 BANKS (44.9%)
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             ABN Amro Bank, N.V.
 $    25,000     1.450%, 11/17/04           $   24,996
             Banco Bilbao Viscaya Argentaria
      49,500     1.510%, 10/12/04               49,501
             Barclays Bank PLC
      50,000     1.360%, 08/20/04               50,000
             BNP Paribas, Inc.
      34,500     1.390%, 08/27/04               34,503
      15,500     1.325%, 08/27/04               15,500
             Calyon
      50,000     1.520%, 10/13/04               50,000
             Deutsche Bank AG
      25,000     1.420%, 10/15/04               25,000
             Fortis Bank
      40,000     1.180%, 08/17/04               40,000
             HBOS Treasury Services PLC
      25,000     1.280%, 11/08/04               25,000
             Natexis Banques Populaires
      50,000     1.270%, 08/02/04               50,000
             State Street Bank & Trust
                 Company
      50,000     1.310%, 08/12/04               50,000
             Unicredito Italiano SPA
      25,000     1.230%, 08/27/04               25,000
             Wells Fargo Bank, N.A.
      50,000     1.310%, 08/13/04               50,000
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                                               489,500
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             TOTAL CERTIFICATES OF DEPOSIT
             (Cost $489,500)                   489,500
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 COMMERCIAL PAPER (17.5%)
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 BANK HOLDING COMPANIES (3.7%)
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             San Paolo IMI US Financial
                 Company
      40,000     1.150%, 09/01/04               39,960
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                                                39,960
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 BANKS (8.2%)
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             Landesbank Baden-Wurttemberg
      40,000     1.220%, 08/25/04               39,968
             Westpac Capital Corporation
      50,000     1.055%, 09/17/04               49,931
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                                                89,899
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    Face
   Amount                                      Value
    (000)                                      (000)
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 BUILDING & CONSTRUCTION SUPPLIES (1.0%)
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             Nationwide Building Society
 $    11,000     1.310%, 08/17/04           $   10,994
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                                                10,994
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 SECURITIES BROKERAGE/DEALERS (4.6%)
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             Citicorp
      50,000     1.310%, 08/11/04               49,982
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                                                49,982
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             TOTAL COMMERCIAL PAPER
             (Cost $190,835)                   190,835
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 TIME DEPOSIT (4.9%)
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             Svenska Handelsbanken
      53,990     1.300%, 08/02/04               53,990
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             TOTAL TIME DEPOSIT
             (Cost $53,990)                     53,990
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 REPURCHASE AGREEMENTS (32.6%)
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             ABN Amro 1.36%, dated
                 07/30/04, to be repurchased
                 on 08/02/04, repurchase price
                 $75,008,500 (collateralized
                 by U.S. Government
                 obligations; with total market
      75,000     value $76,500,037)             75,000
             Barclays Bank 1.36%, dated
                 07/30/04, to be repurchased
                 on 08/02/04, repurchase price
                 $75,008,500 (collateralized
                 by U.S. Government
                 obligations; with total market
      75,000     value $76,500,318)             75,000
             JP Morgan Chase Bank 1.30%,
                 dated 07/30/04, to be
                 repurchased on 08/02/04,
                 repurchase price $55,005,958
                 (collateralized by U.S.
                 Government obligations; with
                 total market value
      55,000     $56,102,313)                   55,000
             Morgan Stanley 1.35%, dated
                 07/30/04, to be repurchased
                 on 08/02/04, repurchase price
                 $75,008,437 (collateralized
                 by U.S. Government
                 obligations; with total market
      75,000     value $77,321,002)             75,000


 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
     AND OTHER ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT
                  SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.
                                       1
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SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JULY 31, 2004
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AIG MONEY MARKET FUND

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    Face
   Amount                                      Value
    (000)                                      (000)
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             UBS Securities 1.35%, dated
                 07/30/04, to be repurchased
                 on 08/02/04, repurchase price
                 $75,008,437 (collateralized
                 by U.S. Government
                 obligations; with total
$     75,000     market value $76,502,827)  $    75,000
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             TOTAL REPURCHASE AGREEMENTS
             (Cost $355,000)                    355,000
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             TOTAL INVESTMENTS (99.9%)
             (Cost $1,089,325)              $ 1,089,325
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 PERCENTAGES BASED ON NET ASSETS OF $1,090,730,201.

PLC -- PUBLIC LIMITED COMPANY



 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
     AND OTHER ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT
                  SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------------------------
                                      James F. Volk, President


Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------------------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      -----------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.